Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ (283,106)	$ (255,713)	$ (166,044)
Exchange differences on translating foreign operations	334,097	767,165	498,954
Equity instruments, Before Tax			405,132
Cumulative gain in fair value from equity instruments reclassified to other finance income, Before Tax			(544,402)
Derivative financial instruments cash flow hedges, Before Tax	231,758	789,208	25,838
Convertible Debentures due 2025 issued by UHI, Before Tax			319,307
Cumulative gain in fair value from Convertible Debentures issued by UHI reclassified to other finance income, Before Tax			(4,718,175)
Warrants exercisable for common stock of UHI	(280,447)	(3,635,399)	3,303,182
Available-for-sale investments, Before Tax	1,008,675	(32,379)	(80,371)
Share of loss of associates and joint ventures, Before Tax	(60,340)	(42,832)	19,705
Other comprehensive income (loss) before income taxes	950,637	(2,409,950)	(936,874)
Other comprehensive loss, Tax (Charge) Credit
Exchange differences on translating foreign operations, Tax (Charge) Credit	(78,040)	356,829	206,520
Equity instruments, Tax (Charge) Credit			(121,541)
Cumulative gain in fair value from equity instruments reclassified to other finance income, Tax (Charge) Credit			163,321
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	(69,527)	(236,763)	(7,751)
Convertible Debentures due 2025 issued by UHI, Tax (Charge) Credit			(95,821)
Cumulative gain in fair value from Convertible Debentures issued by UHI reclassified to other finance income, Tax (Charge) Credit			1,415,453
Warrants exercisable for common stock of UHI, Tax (Charge) Credit	84,134	1,090,620	(990,955)
Available-for-sale investments, Tax (Charge) Credit	(302,603)	9,714	24,111
Other comprehensive income, Tax (Charge) Credit	(366,036)	1,220,400	593,337
Current tax	(78,040)	356,829	206,520
Deferred tax	(287,996)	863,571	386,817
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	(283,106)	(255,713)	(166,044)
Exchange differences on translating foreign operations, After Tax	256,057	1,123,994	705,474
Equity instruments, After Tax			283,591
Cumulative gain in fair value from equity instruments reclassified to other finance income, After Tax			(381,081)
Derivative financial instruments cash flow hedges, After Tax	162,231	552,445	18,087
Convertible Debentures due 2025 issued by UHI, After Tax			223,486
Cumulative gain in fair value from Convertible Debentures issued by UHI reclassified to other finance income, After Tax			(3,302,722)
Warrants exercisable for common stock of UHI, After Tax	(196,313)	(2,544,779)	2,312,227
Available-for-sale investments, After Tax	706,072	(22,665)	(56,260)
Share of loss of associates and joint ventures, After Tax	(60,340)	(42,832)	19,705
Total other comprehensive income	584,601	(1,189,550)	$ (343,537)
Deferred income tax liability related to joint ventures	$ 1,383,713	$ 1,252,044